                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM EMERGING MARKETS DEBT FUND

                        Supplement dated March 22, 2000
                   to the Prospectus dated February 28, 2000

The Board of Trustees of AIM Investment Funds unanimously approved, on March 22, 2000, a Plan of Reorganization ("Plan") pursuant to which AIM Emerging Markets Debt Fund ("Emerging Markets Debt Fund"), a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), another series of AIM Investment Funds. As a result of the transaction, shareholders of Emerging Markets Debt Fund would receive shares of Developing Markets Fund in exchange for their shares of Emerging Markets Debt Fund, and Emerging Markets Debt Fund would cease operations. Emerging Markets Debt Fund and Developing Markets Fund have similar investment objectives. Emerging Markets Debt Fund seeks high current income, and, secondarily, growth of capital; Developing Markets Fund seeks long-term growth of capital with a secondary objective of income, to the extent consistent with seeking growth of capital.

The Plan requires approval of Emerging Markets Debt Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in May 2000. If the Plan is approved by shareholders of Emerging Markets Debt Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

Effective April 28, 2000, Class A, Class B and Class C shares of the fund will be closed to new investors.


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                     CLASS A, CLASS B AND CLASS C SHARES OF

                       AIM GLOBAL GOVERNMENT INCOME FUND

                        Supplement dated March 22, 2000
                   to the Prospectus dated February 28, 2000


The Board of Trustees of AIM Investment Funds unanimously approved, on March 22, 2000, a Plan of Reorganization ("Plan") pursuant to which AIM Global Government Income Fund ("Government Income Fund"), a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Global Income Fund ("Global Income Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Government Income Fund would receive shares of Global Income Fund in exchange for their shares of Government Income Fund, and Government Income Fund would cease operations. Government Income Fund and Global Income Fund have the same investment objective. The investment objective of each Fund is to seek high current income and secondarily, growth of capital and protection of principal.

The Plan requires approval of Government Income Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in May 2000. If the Plan is approved by shareholders of Government Income Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

Effective March 22, 2000, the following heading and paragraphs replace in their entirety the heading and paragraphs appearing under the heading "Fund Management - The Advisors" on page 5 of the Prospectus:

           "THE ADVISOR

           A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

                The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives."

Effective March 22, 2000, the following paragraph replaces in its entirety the paragraph appearing under the heading "Fund Management - Portfolio Managers" on page 5 of the Prospectus:

           "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

           o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management."

Effective April 28, 2000, Class A, Class B and Class C shares of the fund will be closed to new investors.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM GLOBAL GROWTH & INCOME FUND

                        Supplement dated March 22, 2000
                   to the Prospectus dated February 28, 2000

The Board of Trustees of AIM Investment Funds unanimously approved, on March 22, 2000, a Plan of Reorganization ("Plan") pursuant to which AIM Global Growth & Income Fund ("Growth & Income Fund"), a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Global Growth Fund ("Growth Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Growth & Income Fund would receive shares of Growth Fund in exchange for their shares of Growth & Income Fund, and Growth & Income Fund would cease operations. Growth & Income Fund and Growth Fund have similar investment objectives. Growth & Income Fund seeks long-term growth of capital together with current income; Growth Fund seeks long-term growth of capital.

The Plan requires approval of Growth & Income Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in May 2000. If the Plan is approved by shareholders of Growth & Income Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

Effective March 22, 2000, the following heading and paragraphs replace in their entirety the heading and paragraphs appearing under the heading "Fund Management - The Advisors" on page 4 of the Prospectus:

           "THE ADVISOR

           A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

                  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives."

Effective March 22, 2000, the following paragraph replaces in its entirety the paragraph appearing under the heading "Fund Management - Portfolio Managers" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1995.

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

         o Benjamin A. Hock, Jr., Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1994 to 1999, he was, among other offices, head of equity research at John Hancock Advisers, Inc.

         o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

         o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

         o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1986.

         o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1990."

Effective April 28, 2000, Class A, Class B and Class C shares of the fund will be closed to new investors.

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